Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	30 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Green California Tax-Free Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%			0.31%	1.35%
U.S. Government Securities Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%			(0.39%)	0.70%
U.S. Government Securities Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%			(0.88%)	0.19%
S&P 500 Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.64%			15.45%	12.60%
S&P 500 Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.02%			14.87%	12.04%
S&P MidCap Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%			11.75%	9.33%
S&P MidCap Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.19%			10.91%	8.66%
Shelton Equity Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	20.53%			11.98%	8.84%
Shelton Equity Income Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%			11.41%	8.30%
S&P SmallCap Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%			10.52%	9.02%
S&P SmallCap Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%			9.96%	8.48%
Nasdaq-100 Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.82%			21.23%	17.44%
Nasdaq-100 Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.41%			20.68%	16.89%
Nasdaq-100 Index Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		17.42%
Shelton Sustainable Equity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%			13.45%	8.59%
Shelton Sustainable Equity Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%	5.75%
Bloomberg U.S. Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%			1.02%	2.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%			(0.04%)	1.64%
Bloomberg U.S. Treasury Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%			(0.61%)	1.17%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		13.06%	15.91%	12.98%
S&P 1500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.42%			15.57%	12.68%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%			12.19%	9.68%
CBOE S&P 500 BuyWrite Monthly Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%			6.42%	5.94%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%			10.74%	9.35%
Nasdaq-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.30%		17.75%	21.54%	18.14%
S&P 1500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.42%	19.75%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%	4.55%